United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2125

EquiTrust Series Fund, Inc.

(Exact name of registrant as specified in charter)

5400 University Avenue, West Des Moines IA 50266-5997

(Address of principal executive offices) (Zip code)

Kristi Rojohn, 5400 University Avenue, West Des Moines IA 50266-5997

(Name and address of agent for service)

Registrant’s telephone number, including area code: 515/225-5400

Date of fiscal year end: July 31, 2008

Date of reporting period: October 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedules of Investments.

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

VALUE GROWTH PORTFOLIO

October 31, 2007

(Unaudited)

	Shares Held	Value
COMMON STOCKS (91.83%)
BUSINESS SERVICES (5.76%)
Compuware Corp.	29,950	$299,500
eBay, Inc.	13,555	489,335
Electronic Data Systems Corp.	8,755	189,020
Intuit Inc.	14,060	452,310
Microsoft Corp.	47,253	1,739,383
Oracle Corp.	34,600	767,082
Symantec Corp.	35,583	668,249
Western Union Co. (The)	5,130	113,065

		4,717,944
CHEMICALS AND ALLIED PRODUCTS (13.74%)
Abbott Laboratories	12,450	680,019
Amgen, Inc.	7,590	441,055
Colgate-Palmolive Co.	6,375	486,221
Dow Chemical Co.	4,890	220,246
E.I. du Pont de Nemours & Co.	17,765	879,545
Genentech, Inc.	5,500	407,715
GlaxoSmithKline PLC	7,675	393,344
Johnson & Johnson	27,539	1,794,717
KV Pharmaceutical Co.-Class A	15,150	474,801
Mylan, Inc.	12,000	180,480
Novartis AG	6,970	370,595
Pfizer, Inc.	75,674	1,862,337
Procter & Gamble Co.	13,750	955,900
Schering-Plough Corp.	19,940	608,569
Teva Pharmaceutical Industries, Ltd.	23,334	1,026,929
Wyeth	9,830	478,033

		11,260,506
COMMUNICATIONS (2.66%)
AT&T Inc.	10,170	425,004
Comcast Corp.-Class A	25,237	531,239
Sprint Nextel Corp.	39,343	672,765
Verizon Communications, Inc.	12,000	552,840

		2,181,848
DEPOSITORY INSTITUTIONS (6.98%)
Bank of America Corp.	27,682	1,336,487
Bank of New York Mellon Corp.	21,602	1,055,258
Citigroup, Inc.	30,349	1,271,623
National City Corp.	10,030	243,228
New York Community Bancorp., Inc.	29,770	554,020
Regions Financial Corp.	12,965	351,611
U. S. Bancorp.	10,922	362,174
Wachovia Corp.	11,922	545,193

		5,719,594
ELECTRIC, GAS AND SANITARY SERVICES (2.29%)
Atmos Energy Corp.	15,103	423,639
CMS Energy Corp.	31,400	532,858
Pinnacle West Capital Corp.	9,900	399,960
Xcel Energy, Inc.	23,065	520,116

		1,876,573
ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (9.57%)
Adaptec, Inc.	57,700	203,681
ADC Telecommunications, Inc.	25,651	479,674
Cisco Systems, Inc.	42,500	1,405,050
ECI Telecom, Ltd.	20,000	199,200
Emerson Electric Co.	5,800	303,166
Flextronics International, Ltd.	8,136	100,154
General Electric Co.	92,025	3,787,749
Helen of Troy, Ltd.	12,088	217,584
Intel Corp.	25,100	675,190
JDS Uniphase Corp.	15,400	235,004
Qualcomm, Inc.	5,400	230,742

		7,837,194

FABRICATED METAL PRODUCTS (0.93%)
Illinois Tool Works, Inc.	13,310	762,131
FOOD AND KINDRED PRODUCTS (4.36%)
Anheuser-Busch Cos., Inc.	8,955	459,212
Coca-Cola Co. (The)	19,010	1,174,058
Coca Cola Enterprises, Inc.	23,540	607,567
General Mills, Inc.	4,000	230,920
Kraft Foods, Inc.	4,425	147,839
Pepsico, Inc.	12,935	953,568

		3,573,164
FOOD STORES (0.50%)
Kroger Co.	13,998	411,401
GENERAL MERCHANDISE STORES (2.16%)
Target Corp.	16,110	988,510
Wal-Mart Stores, Inc.	17,335	783,715

		1,772,225
HEALTH SERVICES (0.64%)
Health Management Associates, Inc.	37,900	250,519
Lifepoint Hospitals, Inc.	8,932	272,605

		523,124
HOLDING AND OTHER INVESTMENT OFFICES (1.26%)
Adams Express Co.	29,800	447,596
H & Q Life Sciences Investors	41,741	583,539

		1,031,135
INDUSTRIAL MACHINERY AND EQUIPMENT (5.20%)
3M Co.	16,485	1,423,645
EMC Corp.	67,200	1,706,208
Hewlett-Packard Co.	10,700	552,976
Ingersoll-Rand Co., Ltd.-Class A	11,475	577,766

		4,260,595
INSTRUMENTS AND RELATED PRODUCTS (5.85%)
Agilent Technologies, Inc.	12,000	442,200
Becton Dickinson & Co.	13,246	1,105,511
Boston Scientific Corp.	6,610	91,681
Danaher Corp.	2,900	248,443
Excel Technology, Inc.	8,000	225,120
Medtronic, Inc.	16,660	790,350
Stryker Corp.	5,770	409,670
Thermo Fisher Scientific Inc.	18,144	1,067,049
Zimmer Holdings, Inc.	5,980	415,550

		4,795,574
INSURANCE AGENTS, BROKERS AND SERVICE (0.48%)
Arthur J. Gallagher & Co.	14,850	395,158
INSURANCE CARRIERS (3.39%)
Allstate Corp.	6,225	326,190
American International Group, Inc.	13,040	823,085
MBIA, Inc.	6,644	285,958
MetLife, Inc.	10,170	700,205
Safeco Corp.	4,120	238,548
WellPoint, Inc.	5,108	404,707

		2,778,693
METAL MINING (2.58%)
Barrick Gold Corp.	31,792	1,402,981
Newmont Mining Corp.	14,000	712,040

		2,115,021

MOTION PICTURES (1.35%)
News Corp.-Class A	22,810	494,293
Time Warner, Inc.	33,590	613,353

		1,107,646
MOTOR FREIGHT TRANSPORTATION AND WAREHOUSING (0.90%)
United Parcel Service, Inc.-Class B	7,005	526,075
Werner Enterprises, Inc.	10,930	207,889

		733,964
NONDEPOSITORY INSTITUTIONS (0.87%)
Federal Home Loan Mortgage Corp.	9,600	501,408
SLM Corp.	4,440	209,390

		710,798
OIL AND GAS EXTRACTION (6.90%)
Anadarko Petroleum Corp.	9,900	584,298
Apache Corp.	7,100	737,051
Baker Hughes, Inc.	6,300	546,336
BJ Services Co.	12,700	319,913
Devon Energy Corp.	5,400	504,360
Helmerich & Payne	15,200	480,624
Noble Corp.	11,800	624,810
Occidental Petroleum Co.	9,830	678,761
Rowan Cos., Inc.	15,500	604,190
Weatherford Intl Inc.	8,800	571,208

		5,651,551
PAPER AND ALLIED PRODUCTS (1.59%)
AbitibiBowater, Inc.	8,977	307,547
Kimberly-Clark Corp.	14,025	994,232

		1,301,779
PERSONAL SERVICES (0.72%)
Cintas Corp.	16,150	591,090
PETROLEUM AND COAL PRODUCTS (3.71%)
BP PLC	7,500	584,925
Chevron Corp.	15,500	1,418,405
ConocoPhillips	12,228	1,038,891

		3,042,221
PRINTING AND PUBLISHING (1.06%)
Belo Corp.-Series A	18,030	333,555
R.R. Donnelley & Sons Co.	10,960	441,578
Tribune Co.	3,108	94,048

		869,181
RAILROAD TRANSPORTATION (0.29%)
Union Pacific Corp.	1,860	238,154
RETAIL-DRUG STORES AND PROPRIETARY STORES (0.65%)
Walgreen Co.	13,400	531,310
RETAIL-HOME FURNITURE AND FURNISHINGS STORES (0.35%)
Bed Bath & Beyond, Inc.	8,390	284,757
RETAIL-LUMBER & OTHER BUILDING MATERIALS DEALERS (0.65%)
Lowe’s Companies, Inc.	19,835	533,363
SECURITY AND COMMODITY BROKERS (0.33%)
Ameriprise Financial, Inc.	4,295	270,499
TOBACCO PRODUCTS (0.57%)
Altria Group, Inc.	6,395	466,387
TRANSPORTATION EQUIPMENT (2.99%)
Federal Signal Corp.	17,200	230,308
Honeywell International, Inc.	20,860	1,260,153
ITT Corp.	14,340	959,633

		2,450,094
WHOLESALE TRADE - NONDURABLE GOODS (0.55%)
SYSCO Corp.	13,235	453,828

Total Common Stocks (Cost $66,929,726)		75,248,502

SHORT-TERM INVESTMENTS (8.16%)
MONEY MARKET MUTUAL FUND (0.11%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $92,721)	92,721	92,721

	Principal Amount
COMMERCIAL PAPER (2.81%)
NONDEPOSITORY INSTITUTIONS (1.59%)
American Express Credit Corp., 4.76%, due 11/01/07	$1,000,000	1,000,000
American General Finance Corp., 4.82%, due 11/05/07	300,000	300,000

		1,300,000
INSURANCE CARRIERS (1.22%)
Prudential Funding, LLC, 4.75%, due 11/08/07	1,000,000	1,000,000

Total Commercial Paper (Cost $2,300,000)		2,300,000
UNITED STATES GOVERNMENT AGENCIES (5.24%)
Federal Home Loan Bank, due 11/05/07	800,000	799,587
Federal Home Loan Bank, due 11/09/07	900,000	899,131
Federal Home Loan Bank, due 11/16/07	900,000	898,380
Federal Home Loan Mortgage Corp., due 11/13/07	1,700,000	1,697,465

Total United States Government Agencies (Cost $4,294,563)		4,294,563

Total Short-Term Investments (Cost $6,687,284)		6,687,284

Total Investments (Cost $73,617,010) (99.99%)		81,935,786
OTHER ASSETS LESS LIABILITIES (0.01%)
Cash, receivables, prepaid expense and other assets, less liabilities		876

Total Net Assets (100.00%)		$81,936,662

Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$13,597,300
Unrealized Depreciation	(5,986,000)

Net Unrealized Appreciation (Depreciation)	7,611,300
Cost for federal income tax purposes	$74,324,486

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

HIGH GRADE BOND PORTFOLIO

October 31, 2007

(Unaudited)

	Principal Amount	Value
CORPORATE BONDS (50.75%)
DEPOSITORY INSTITUTIONS (9.13%)
Comerica Bank, 5.20%, due 08/22/17	$300,000	$284,925
Huntington National Bank, 5.50%, due 02/15/16	300,000	293,913
PNC Preferred FD, 144A, 6.517%, due 12/31/49	500,000	498,255
Washington Mutual Bank, 5.65%, due 08/15/14	250,000	230,477

		1,307,570
ELECTRIC, GAS AND SANITARY SERVICES (10.94%)
Maritime & NE Pipeline, 144A, 7.70%, due 11/30/19	600,000	670,632
Oglethorpe Power Corp., 6.974%, due 06/30/11	355,000	366,790
PacifiCorp, 6.90%, due 11/15/11	500,000	528,905

		1,566,327
FOOD AND KINDRED PRODUCTS (1.38%)
Diageo Capital PLC, 4.375%, due 05/03/10	200,000	197,904
FOOD STORES (1.12%)
Ahold Finance USA, Inc., 8.25%, due 07/15/10	150,000	160,875
HOLDING AND OTHER INVESTMENT OFFICES (4.93%)
Security Capital Pacific, 7.20%, due 03/01/13	225,000	253,060
Washington REIT, 6.898%, due 02/25/18	450,000	453,271

		706,331
INSURANCE CARRIERS (4.29%)
Prudential Financial, Inc., 6.10%, due 06/15/17	250,000	256,525
SunAmerica, Inc., 8.125%, due 04/28/23	300,000	357,522

		614,047
OIL AND GAS EXTRACTION (1.85%)
Burlington Resources, Inc., 9.125%, due 10/01/21	200,000	265,188
SECURITY AND COMMODITY BROKERS (6.64%)
Goldman Sachs Group, Inc., 5.125%, due 01/15/15	300,000	291,972
Morgan Stanley-Series MTNC, 5.125%, due 02/11/19	700,000	658,273

		950,245
TOBACCO PRODUCTS (5.41%)
UST, Inc., 7.25%, due 06/01/09	750,000	775,035
TRANSPORTATION - BY AIR (3.82%)
Continental Airlines, Inc., 6.545%, due 08/02/20	540,332	546,951
TRANSPORTATION EQUIPMENT (1.24%)
Ford Motor Co., 9.215%, due 09/15/21	200,000	178,000

Total Corporate Bonds (Cost $7,095,851)		7,268,473
COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES (3.47%)
TIAA Seasoned Commercial Mortgage Trust 2007-C4, 6.10%, due 08/01/39	500,000	497,190

Total Commercial Mortgage Pass-Through Certificates (Cost $493,798)		497,190

MORTGAGE-BACKED SECURITIES (30.84%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (3.68%)
Pool #3023, 5.50%, due 08/01/35	142,615	140,399
Pool #3051, 5.50%, due 10/01/25	400,000	387,224

		527,623
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (27.16%)
Pool # 1512, 7.50%, due 12/01/23	27,800	29,302
Pool # 2631, 7.00%, due 08/01/28	14,997	15,762
Pool # 2658, 6.50%, due 10/01/28	41,389	42,730
Pool # 2698, 5.50%, due 01/01/29	69,215	68,628
Pool # 2701, 6.50%, due 01/01/29	47,461	48,969
Pool # 2796, 7.00%, due 08/01/29	18,130	19,050
Pool # 3039, 6.50%, due 02/01/31	5,541	5,712
Pool # 3188, 6.50%, due 01/01/32	57,660	59,424
Pool # 3239, 6.50%, due 05/01/32	40,368	41,603
Pool # 3261, 6.50%, due 07/01/32	39,391	40,596
Pool # 3320, 5.50%, due 12/01/32	399,588	395,806
Pool # 3333, 5.50%, due 01/01/33	272,076	269,394
Pool # 3375, 5.50%, due 04/01/33	82,172	81,362
Pool # 3390, 5.50%, due 05/01/33	383,144	379,367
Pool # 3403, 5.50%, due 06/01/33	432,758	428,492
Pool # 3458, 5.00%, due 10/01/33	541,106	521,006
Pool # 3499, 5.00%, due 01/01/34	280,864	270,330
Pool # 3556, 5.50%, due 05/01/34	213,412	211,204
Pool # 3623, 5.00%, due 10/01/34	700,524	674,250
Pool # 22630, 6.50%, due 08/01/28	21,420	22,114
Pool # 144332, 9.00%, due 07/01/16	2,536	2,724
Pool # 643816, 6.00%, due 07/01/25	258,450	262,730

		3,890,555

Total Mortgage-Backed Securities (Cost $4,480,530)		4,418,178
UNITED STATES GOVERNMENT AGENCIES (3.41%)
Government National Mortgage Assoc., 5.50%, 07/01/32 (Cost $485,683)	500,000	488,257
SHORT-TERM INVESTMENTS (10.98%)
COMMERCIAL PAPER (3.14%)
NONDEPOSITORY INSTITUTIONS
General Electric Capital Corp., 4.67%, due 11/09/07	250,000	250,000
General Electric Capital Corp., 4.62%, due 11/16/07	200,000	200,000

Total Commercial Paper (Cost $450,000)		450,000
UNITED STATES GOVERNMENT AGENCIES (6.97%)
Federal Home Loan Bank, due 11/02/07	200,000	199,974
Federal Home Loan Bank, due 11/06/07	300,000	299,811
Federal Home Loan Mortgage Corp., due 11/13/07	500,000	499,254

Total United States Government Agencies (Cost $999,039)		999,039

	Shares Held
MONEY MARKET MUTUAL FUND (0.87%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $124,197)	124,197	124,197

Total Short-Term Investments (Cost $1,573,236)		1,573,236

Total Investments (Cost $14,129,098) (99.45%)		14,245,334
OTHER ASSETS LESS LIABILITIES (0.55%)
Cash, receivables, prepaid expense and other assets, less liabilities		78,440

Total Net Assets (100.00%)		$14,323,774

Restricted Securities:

Maritime & NE Pipeline was purchased at 104.481 on 04/20/01. As of 10/31/07, the carrying value of each unit was 111.772, representing $670,632 or 4.68% of total net assets.

PNC Preferred FD was purchased at 100.000 on 11/29/06. As of 10/31/07, the carrying value of each unit was 99.651, representing $498,255 or 3.48% of total net assets.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$268,514
Unrealized Depreciation	(152,278)

Net Unrealized Appreciation (Depreciation)	116,236
Cost for federal income tax purposes	$14,129,098

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

STRATEGIC YIELD PORTFOLIO

October 31, 2007

(Unaudited)

	Shares Held	Value
PREFERRED STOCKS (1.57%)
DEPOSITORY INSTITUTIONS
Sovereign Capital Trust V, 7.75% (Cost $200,000)	8,000	$202,400

	Principal Amount
CORPORATE BONDS (85.84%)
APPAREL AND ACCESSORY STORES (4.44%)
Woolworth (FW) Corp., 8.50%, due 01/15/22	$600,000	573,000
CHEMICALS AND ALLIED PRODUCTS (3.67%)
Chemtura Corp., 6.875%, due 06/01/16	300,000	287,250
Nova Chemicals, Ltd., 7.875%, due 09/15/25	200,000	185,500

		472,750
DEPOSITORY INSTITUTIONS (3.87%)
PNC Preferred FD, 144A, 6.517%, due 12/31/49	500,000	498,255
ELECTRIC, GAS AND SANITARY SERVICES (16.21%)
Bruce Mansfield Unit 1, 6.85%, due 06/01/34	500,000	525,100
ESI Tractebel, 7.99%, due 12/30/11	338,000	347,401
Sabine Pass LNG, LP., 7.50%, due 11/30/16	400,000	393,000
Semco Energy, Inc., 7.125%, due 05/15/08	600,000	607,932
Waterford 3 Nuclear Power Plant, 8.09%, due 01/02/17	214,042	216,647

		2,090,080
FURNITURE AND FIXTURES (1.60%)
Steelcase, Inc., 6.50%, due 08/15/11	200,000	206,094
HOLDING AND OTHER INVESTMENT OFFICES (25.06%)
Federal Realty Investment Trust, 7.48%, due 08/15/26	600,000	647,279
First Industrial LP, 7.60%, due 07/15/28	300,000	320,172
Hospitality Properties Trust, 6.75%, due 02/15/13	225,000	231,921
HRPT Properties, 6.25%, due 08/15/16	425,000	420,954
iStar Financial, Inc., 7.00%, due 03/15/08	200,000	201,948
iStar Financial, Inc.-Series B, 5.70%, due 03/01/14	421,000	377,721
Price Development Co., 7.29%, due 03/11/08	62,500	62,792
Realty Income Corp., 6.75%, due 08/15/19	500,000	512,530
Rouse Company, LP (The), 5.375%, due 11/26/13	500,000	455,700

		3,231,017
INSURANCE CARRIERS (2.63%)
PXRE Capital Trust, 8.85%, due 02/01/27	350,000	338,625
MOTION PICTURES (1.83%)
Time Warner, Inc., 8.375%, due 03/15/23	200,000	236,028
PAPER AND ALLIED PRODUCTS (11.68%)
Bowater, Inc., 9.375%, due 12/15/21	400,000	333,000
Cascades, Inc., 7.25%, due 02/15/13	500,000	487,500
Potlatch Corp., 13.00%, due 12/01/09	600,000	685,500

		1,506,000
TRANSPORTATION - BY AIR (2.57%)
Continental Airlines, Inc., 7.461%, due 10/01/16	333,640	331,739

TRANSPORTATION SERVICES (2.31%)
Preston Corp., 7.00%, due 05/01/11	306,000	297,827
WATER TRANSPORTATION (7.42%)
Overseas Shipholding Group, Inc., 8.75%, due 12/01/13	400,000	434,000
Windsor Petroleum Transportation, 144A, 7.84%, due 01/15/21	500,000	523,060

		957,060
WHOLESALE TRADE-NONDURABLE GOODS (2.55%)
Safeway, Inc., 7.45%, due 09/15/27	300,000	328,989

Total Corporate Bonds (Cost $11,009,455)		11,067,464
MORTGAGE-BACKED SECURITIES (3.89%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
Pool # 3023, 5.50%, due 08/01/35	213,922	210,599
Pool # 3051, 5.50%, due 10/01/25	300,000	290,418

Total Mortgage-Backed Securities (Cost $506,283)		501,017
SHORT-TERM INVESTMENTS (7.36%)
COMMERCIAL PAPER (2.33%)
NONDEPOSITORY INSTITUTIONS
General Electric Capital Corp., 4.72%, due 11/01/07	300,000	300,000

Total Commercial Paper (Cost $300,000)		300,000
UNITED STATES GOVERNMENT AGENCIES (3.87%)
Federal Home Loan Bank, due 11/09/07	250,000	249,758
Federal Home Loan Mortgage Corp., due 11/05/07	250,000	249,878

Total United States Government Agencies (Cost $499,636)		499,636

	Shares Held
MONEY MARKET MUTUAL FUND (1.16%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $149,250)	149,250	149,250

Total Short-Term Investments (Cost $948,886)		948,886

Total Investments (Cost $12,664,624) (98.66%)		12,719,767
OTHER ASSETS LESS LIABILITIES (1.34%)
Cash, receivables, prepaid expense and other assets, less liabilities		172,750

Total Net Assets (100.00%)		$12,892,517

Restricted securities:

PNC Preferred FD, was purchased at 100.000 on 11/29/06. As of 10/31/07, the carrying value of each unit was 99.651, representing $498,255 or 3.86% of total net assets.

Windsor Petroleum Transportation was purchased at 80.500 on 08/26/99. As of 10/31/07, the carrying value of each unit was 104.612, representing $523,060 or 4.06% of total net assets.

As of 10/31/07, the carrying value of all restricted securities was $1,021,315 or 7.92% of total net assets.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$314,072
Unrealized Depreciation	(258,929)

Net Unrealized Appreciation (Depreciation)	55,143
Cost for federal income tax purposes	$12,664,624

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

MANAGED PORTFOLIO

October 31, 2007

(Unaudited)

	Shares Held	Value
COMMON STOCKS (65.13%)
BUSINESS SERVICES (0.60%)
Electronic Data Systems Corp.	5,000	$107,950
Microsoft Corp.	4,700	173,007

		280,957
CHEMICALS AND ALLIED PRODUCTS (11.57%)
Abbot Laboratories	10,400	568,048
Amgen, Inc.	1,900	110,409
Colgate-Palmolive Co.	3,635	277,241
Dow Chemical Co.	6,040	272,042
E.I. du Pont de Nemours & Co.	9,905	490,397
GlaxoSmithKline PLC	4,100	210,125
Johnson & Johnson	15,703	1,023,364
KV Pharmaceutical Co.-Class A	7,050	220,947
Mylan, Inc.	6,390	96,106
Novartis AG	4,030	214,275
Pfizer, Inc.	41,922	1,031,700
Procter & Gamble Co.	5,905	410,516
Schering-Plough Corp.	9,700	296,044
Teva Pharmaceutical Industries, Ltd.	4,892	215,297

		5,436,511
COMMUNICATIONS (1.78%)
Comcast Corp.-Class A	7,203	151,623
Sprint Nextel Corp.	22,275	380,903
Verizon Communications, Inc.	6,600	304,062

		836,588
DEPOSITORY INSTITUTIONS (4.84%)
Bank of America Corp.	9,382	452,963
Bank of New York Mellon Corp.	6,399	312,591
Citigroup, Inc.	9,013	377,645
National City Corp.	4,115	99,789
New York Community Bancorp., Inc.	19,030	354,148
Regions Financial Corp.	6,865	186,179
U. S. Bancorp.	6,272	207,979
Wachovia Corp.	6,234	285,081

		2,276,375
ELECTRIC, GAS AND SANITARY SERVICES (4.03%)
Atmos Energy Corp.	12,783	358,563
Integrys Energy Group, Inc.	2,900	156,049
Pinnacle West Capital Corp.	11,400	460,560
Tortoise Energy Capital Corp.	23,269	629,194
Xcel Energy, Inc.	12,765	287,851

		1,892,217
ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (6.08%)
Cisco Systems, Inc.	11,600	383,496
General Electric Co.	53,735	2,211,733
Helen of Troy, Ltd.	6,813	122,634
Intel Corp.	5,300	142,570

		2,860,433
FABRICATED METAL PRODUCTS (0.63%)
Illinois Tool Works, Inc.	5,175	296,320
FOOD AND KINDRED PRODUCTS (2.31%)
Anheuser-Busch Cos., Inc.	5,260	269,733
Coca-Cola Co. (The)	5,440	335,974
Kraft Foods, Inc.	1,972	65,885
PepsiCo. Inc.	5,615	413,938

		1,085,530
GENERAL MERCHANDISE STORES (1.29%)
Target Corp.	2,440	149,718
Wal-Mart Stores, Inc.	10,115	457,299

		607,017
HEALTH SERVICES (0.70%)
Health Management Associates, Inc.	24,300	160,623
Lifepoint Hospitals, Inc.	5,555	169,539

		330,162
HOLDING AND OTHER INVESTMENT OFFICES (0.77%)
iShares MSCI Japan Index	16,570	238,277
H & Q Life Sciences Investors	8,868	123,975

		362,252
INDUSTRIAL MACHINERY AND EQUIPMENT (3.02%)
3M Co.	9,580	827,329
Hewlett-Packard Co.	5,200	268,736
Ingersoll-Rand Co., Ltd.-Class A	6,441	324,304

		1,420,369
INSTRUMENTS AND RELATED PRODUCTS (2.36%)
Becton Dickinson & Co.	3,137	261,814
Medtronic, Inc.	4,800	227,712
Stryker Corp.	1,795	127,445
Thermo Fisher Scientific, Inc.	5,152	302,989
Zimmer Holdings, Inc.	2,740	190,403

		1,110,363
INSURANCE AGENTS, BROKERS AND SERVICE (0.49%)
Arthur J. Gallagher & Co.	8,605	228,979
INSURANCE CARRIERS (2.96%)
Allstate Corp.	3,635	190,474
American International Group, Inc.	3,710	234,175
MetLife, Inc.	5,600	385,560
Old Republic International Corp.	13,400	205,422
Safeco Corp.	2,400	138,960
WellPoint, Inc.	2,997	237,452

		1,392,043
METAL MINING (3.66%)
Barrick Gold Corp.	29,624	1,307,307
Newmont Mining Corp.	8,100	411,966

		1,719,273
MOTOR FREIGHT TRANSPORTATION AND WAREHOUSING (0.54%)
United Parcel Service, Inc.-Class B	3,405	255,715
NONDEPOSITORY CREDIT INSTITUTIONS (0.26%)
SLM Corp.	2,565	120,965
OIL AND GAS EXTRACTION (5.94%)
Anadarko Petroleum Corp.	5,700	336,414
Apache Corp.	3,900	404,859
Baker Hughes, Inc.	3,600	312,192
Devon Energy Corp.	3,100	289,540
Occidental Petroleum Co.	11,030	761,621
Rowan Cos., Inc.	9,000	350,820
Weatherford International, Inc.	5,200	337,532

		2,792,978

PAPER AND ALLIED PRODUCTS (1.64%)
AbitibiBowater, Inc.	6,242	213,858
Kimberly-Clark Corp.	7,875	558,259

		772,117
PERSONAL SERVICES (0.74%)
Cintas Corp.	9,465	346,419
PETROLEUM AND COAL PRODUCTS (2.22%)
BP PLC	4,400	343,156
ConocoPhillips	8,225	698,796

		1,041,952
PIPELINES, EXCEPT NATURAL GAS (1.31%)
Kinder Morgan Management, LLC	12,146	617,017
PRINTING AND PUBLISHING (1.02%)
Belo Corp.-Series A	9,765	180,652
R.R. Donnelley & Sons Co.	6,065	244,359
Tribune Co.	1,734	52,471

		477,482
RETAIL-DRUG STORES AND PROPRIETARY STORES (0.63%)
Walgreen Co.	7,500	297,375
RETAIL-LUMBER & OTHER BUILDING MATERIAL DEALERS (0.22%)
Lowe’s Companies	3,815	102,585
TOBACCO PRODUCTS (0.44%)
Altria Group, Inc.	2,850	207,850
TRANSPORTATION EQUIPMENT (2.53%)
Federal Signal Corp.	16,200	216,918
Honeywell International, Inc.	8,065	487,207
ITT Corp.	7,280	487,178

		1,191,303
WHOLESALE TRADE - NONDURABLE GOODS (0.55%)
SYSCO Corp.	7,485	256,661

Total Common Stocks (Cost $24,375,406)		30,615,808

	Principal Amount
MORTGAGE-BACKED SECURITIES (4.21%)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
Pool # 2796, 7.00%, due 08/01/29	$40,792	42,863
Pool # 3040, 7.00%, due 02/01/31	22,789	23,924
Pool # 3188, 6.50%, due 01/01/32	57,660	59,424
Pool # 3239, 6.50%, due 05/01/32	103,198	106,356
Pool # 3333, 5.50%, due 01/01/33	238,067	235,720
Pool # 3403, 5.50%, due 06/01/33	128,853	127,583
Pool # 3442, 5.00%, due 09/01/33	543,190	523,013
Pool # 3459, 5.50%, due 10/01/33	360,741	357,184
Pool# 672081, 6.00%, due 08/01/37	497,585	503,977

Total Mortgage-Backed Securities (Cost $1,984,204)		1,980,044

UNITED STATES GOVERNMENT AGENCIES (23.92%)
Federal National Mortgage Assoc., 6.00%, due 11/09/15	525,000	526,536
Government National Mortgage Assoc., 5.00%, due 09/01/23	300,000	296,911
Government National Mortgage Assoc., 5.00%, due 09/01/29	400,000	395,478
Government National Mortgage Assoc., 5.00%, due 05/01/30	440,000	432,821
Government National Mortgage Assoc., 5.00%, due 04/01/31	500,000	494,083
Government National Mortgage Assoc., 5.00%, due 06/01/31	700,000	689,115
Government National Mortgage Assoc., 5.00%, due 01/01/32	500,000	478,293
Government National Mortgage Assoc., 5.50%, due 07/01/32	1,250,000	1,220,644
Government National Mortgage Assoc., 5.50%, due 11/01/32	1,000,000	994,358
Government National Mortgage Assoc., 5.50%, due 02/01/33	1,500,000	1,454,322
Government National Mortgage Assoc., 5.00%, due 05/01/33	522,000	499,500
Government National Mortgage Assoc., 5.00%, due 06/01/33	1,128,800	1,100,030
Government National Mortgage Assoc., 3.47%, due 04/01/34	218,268	213,354
Government National Mortgage Assoc., 4.00%, due 10/01/34	380,650	372,555
Government National Mortgage Assoc., 5.50%, due 12/01/34	1,000,000	973,437
Government National Mortgage Assoc., 5.25%, due 01/01/35	500,000	484,828
Government National Mortgage Assoc., 5.00%, due 06/01/36	650,000	618,721

Total United States Government Agencies (Cost $11,240,774)		11,244,986
SHORT-TERM INVESTMENTS (6.58%)
COMMERCIAL PAPER (2.77%)
NONDEPOSITORY INSTITUTIONS
American General Finance Corp., 4.57%, due 11/09/07	450,000	450,000
General Electric Capital Corp., 4.73%, due 11/06/07	250,000	250,000
General Electric Capital Corp., 4.76%, due 11/06/07	600,000	600,000

Total Commercial Paper (Cost $1,300,000)		1,300,000
UNITED STATES GOVERNMENT AGENCIES (3.61%)
Federal Home Loan Bank, due 11/02/07	1,000,000	999,870
Federal Home Loan Bank, due 11/09/07	400,000	399,610
Federal National Mortgage Assoc., due 11/02/07	300,000	299,961

Total United States Government Agencies (Cost $1,699,441)		1,699,441

	Shares Held
MONEY MARKET MUTUAL FUND (0.20%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $93,339)	93,339	93,339
Total Short-Term Investments (Cost $3,092,780)		3,092,780

Total Investments (Cost $40,693,164) (99.84%)		46,933,618
OTHER ASSETS LESS LIABILITIES (0.16%)
Cash, receivables, prepaid expense and other assets, less liabilities		74,823

Total Net Assets (100.00%)		$47,008,441

Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$8,046,751
Unrealized Depreciation	(1,698,476)

Net Unrealized Appreciation (Depreciation)	6,348,275
Cost for federal income tax purposes	$40,585,343

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

MONEY MARKET PORTFOLIO

October 31, 2007

(Unaudited)

	Annualized Yield on Purchase Date	Principal Amount	Value
SHORT-TERM INVESTMENTS (99.88%)
COMMERCIAL PAPER (13.89%)
INSURANCE CARRIERS (2.78%)
Prudential Funding, LLC, due 11/09/07	4.806%	$100,000	$100,000
NONDEPOSITORY INSTITUTIONS (8.33%)
American Express Credit Corp., due 11/08/07	4.495	100,000	100,000
American General Finance Corp., due 11/05/07	4.813	100,000	100,000
General Electric Capital Corp., due 11/01/07	4.708	100,000	100,000

			300,000
PETROLEUM AND COAL PRODUCTS (2.78%)
Chevron Corp., due 11/27/07	4.722	100,000	100,000

Total Commercial Paper (Cost $500,000)			500,000
UNITED STATES GOVERNMENT AGENCIES (85.99%)
Federal Farm Credit Bank, due 11/05/07	4.434	100,000	99,951
Federal Farm Credit Bank, due 11/15/07	4.601	100,000	99,824
Federal Farm Credit Bank, due 11/30/07	4.426	125,000	124,562
Federal Home Loan Bank, due 11/07/07	4.759	100,000	99,922
Federal Home Loan Bank, due 11/16/07	4.601	100,000	99,811
Federal Home Loan Bank, due 11/20/07	4.893	100,000	99,746
Federal Home Loan Bank, due 11/21/07	4.959	100,000	99,729
Federal Home Loan Bank, due 11/28/07	4.804	100,000	99,646
Federal Home Loan Bank, due 12/05/07	4.659	125,000	124,460
Federal Home Loan Bank, due 12/20/07	4.513	100,000	99,398
Federal Home Loan Bank, due 12/26/07	4.475	100,000	99,330
Federal Home Loan Bank, due 12/28/07	4.511	200,000	198,601
Federal Home Loan Bank, due 01/09/08	4.672	100,000	99,124
Federal Home Loan Mortgage Corp., due 11/13/07	4.966	100,000	99,837
Federal Home Loan Mortgage Corp., due 11/19/07	5.034	80,000	79,802
Federal Home Loan Mortgage Corp., due 12/03/07	4.592	100,000	99,599
Federal Home Loan Mortgage Corp., due 12/07/07	4.605	100,000	99,548
Federal Home Loan Mortgage Corp., due 12/10/07	4.617	100,000	99,509
Federal Home Loan Mortgage Corp., due 12/17/07	4.637	100,000	99,419
Federal Home Loan Mortgage Corp., due 12/31/07	4.744	100,000	99,226
Federal Home Loan Mortgage Corp., due 01/07/08	4.765	100,000	99,133
Federal National Mortgage Assoc., due 11/02/07	4.743	100,000	99,987
Federal National Mortgage Assoc., due 11/06/07	4.711	100,000	99,936
Federal National Mortgage Assoc., due 11/14/07	4.996	100,000	99,822
Federal National Mortgage Assoc., due 11/26/07	4.733	100,000	99,677
Federal National Mortgage Assoc., due 12/12/07	4.630	90,000	89,534
Federal National Mortgage Assoc., due 12/13/07	4.631	90,000	89,523
Federal National Mortgage Assoc., due 12/14/07	4.614	100,000	99,459
Federal National Mortgage Assoc., due 12/19/07	4.736	100,000	99,381
Federal National Mortgage Assoc., due 01/23/08	4.479	100,000	98,992

Total United States Government Agencies (Cost $3,096,488)			3,096,488

Total Short-Term Investments (Cost $3,596,488)			3,596,488
OTHER ASSETS LESS LIABILITIES (0.12%)
Cash, receivables, prepaid expense and other assets, less liabilities			4,296

Total Net Assets (100.00%)			$3,600,784

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

BLUE CHIP PORTFOLIO

October 31, 2007

(Unaudited)

	Shares Held	Value
COMMON STOCKS (98.77%)
BUSINESS SERVICES (4.71%)
Microsoft Corp.	62,343	$2,294,846
Oracle Corp.	35,197	780,317

		3,075,163
CHEMICALS AND ALLIED PRODUCTS (15.51%)
Abbott Laboratories	16,783	916,688
Amgen, Inc.	12,102	703,247
Bristol-Myers Squibb Co.	26,079	782,109
Colgate-Palmolive Co.	4,700	358,469
Dow Chemical Co.	7,143	321,721
E.I. du Pont de Nemours & Co.	10,688	529,163
Eli Lilly & Co.	12,307	666,424
Johnson & Johnson	29,186	1,902,052
Merck & Co., Inc.	20,910	1,218,217
Pfizer, Inc.	28,540	702,369
Proctor & Gamble Co.	29,216	2,031,096

		10,131,555
COMMUNICATIONS (5.02%)
AT&T, Inc.	26,121	1,091,597
CBS Corp.-Class B	8,195	235,197
Comcast Corp.-Class A	22,408	471,689
Verizon Communications	24,864	1,145,484
Viacom, Inc.-Class B	8,195	338,372

		3,282,339
DEPOSITORY INSTITUTIONS (8.95%)
Bank of America Corp.	30,347	1,465,153
Citigroup, Inc.	29,313	1,228,215
J. P. Morgan Chase & Co.	31,075	1,460,525
Wachovia Corp.	17,266	789,574
Wells Fargo Co.	26,515	901,775

		5,845,242
EATING AND DRINKING PLACES (2.67%)
McDonald’s Corp.	29,177	1,741,867
ELECTRIC, GAS AND SANITARY SERVICES (2.88%)
Exelon Corp.	16,333	1,352,046
Southern Co.	14,389	527,501

		1,879,547
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (8.48%)
Cisco Systems, Inc.	38,466	1,271,686
General Electric Co.	55,489	2,283,927
Intel Corp.	38,846	1,044,957
Motorola, Inc.	24,610	462,422
Texas Instruments, Inc.	14,508	472,961

		5,535,953
FOOD AND KINDRED PRODUCTS (4.69%)
Anheuser Busch Cos., Inc.	7,591	389,267
Coca-Cola Co. (The)	21,129	1,304,927
Kraft Foods, Inc.	18,219	608,697
PepsiCo, Inc.	10,307	759,832

		3,062,723

FORESTRY (0.49%)
Weyerhaeuser Co.	4,236	321,555
GENERAL MERCHANDISE STORES (2.72%)
Target Corp.	7,900	484,744
Wal-Mart Stores, Inc.	28,609	1,293,413

		1,778,157
INDUSTRIAL MACHINERY AND EQUIPMENT (9.91%)
3M Co.	11,825	1,021,207
Applied Materials, Inc.	16,255	315,672
Caterpillar, Inc.	18,984	1,416,396
Dell, Inc.	21,583	660,440
EMC Corp.	25,720	653,031
Hewlett-Packard Co.	24,418	1,261,922
International Business Machines Corp.	9,852	1,144,014

		6,472,682
INSURANCE CARRIERS (2.43%)
American International Group, Inc.	25,168	1,588,604
MOTION PICTURES (2.17%)
Disney (Walt) Co.	24,472	847,465
Time Warner, Inc.	31,047	566,918

		1,414,383
NONDEPOSITORY INSTITUTIONS (4.21%)
American Express Co.	36,158	2,203,830
Federal National Mortgage Assoc.	9,581	546,500

		2,750,330
PETROLEUM AND COAL PRODUCTS (10.20%)
Chevron Corp.	26,178	2,395,549
Exxon Mobil Corp.	46,373	4,265,852

		6,661,401
PRIMARY METAL INDUSTRIES (1.24%)
Alcoa, Inc.	20,529	812,743
SECURITY AND COMMODITY BROKERS (0.70%)
Ameriprise Financial, Inc.	7,230	455,345
TOBACCO PRODUCTS (2.94%)
Altria Group, Inc.	26,328	1,920,101
TRANSPORTATION EQUIPMENT (8.85%)
Boeing Co. (The)	18,226	1,796,901
General Motors Corp.	11,084	434,382
Honeywell International, Inc.	24,257	1,465,365
United Technologies Corp.	27,165	2,080,567

		5,777,215

Total Common Stocks (Cost $36,998,292)		64,506,905
SHORT-TERM INVESTMENTS (1.19%)
MONEY MARKET MUTUAL FUND (0.19%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $125,486)	125,486	125,486

	Principal Amount
COMMERCIAL PAPER (0.31%)
NONDEPOSITORY INSTITUTIONS
General Electric Capital Corp., 4.73%, due 11/02/07	$200,000	200,000

Total Commercial Paper (Cost $200,000)		200,000
UNITED STATES GOVERNMENT AGENCIES (0.69%)
Federal Home Loan Bank, due 11/09/07	200,000	199,806
Federal Home Loan Mortgage Corp., due 11/05/07	250,000	249,878

Total United States Government Agencies (Cost $449,684)		449,684

Total Short-Term Investments (Cost $775,170)		775,170

Total Investments (Cost $37,773,462) (99.96%)		65,282,075
OTHER ASSETS LESS LIABILITIES (0.04%)
Cash, receivables, prepaid expense and other assets, less liabilities		23,826

Total Net Assets (100.00%)		$65,305,901

Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$29,904,641
Unrealized Depreciation	(2,396,028)

Net Unrealized Appreciation (Depreciation)	27,508,613
Cost for federal income tax purposes	$37,773,462

Item 2.	Controls and Procedures

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There has been no change to the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EquiTrust Series Fund, Inc.

By:	/s/ Dennis M. Marker
Dennis M. Marker
Chief Executive Officer

Date:	12/12/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dennis M. Marker
Dennis M. Marker
Chief Executive Officer

Date:	12/12/07

By:	/s/ James P. Brannen
James P. Brannen
Chief Financial Officer

Date:	12/12/07